Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
November 30, 2024
ELE-NPRT3-0125
1.810682.120
Common Stocks - 90.9%
	Shares	Value ($)
CHINA - 6.3%
Information Technology - 6.3%
Semiconductors & Semiconductor Equipment - 6.3%
NXP Semiconductors NV	5,546,813	1,272,272,498
ISRAEL - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Nova Ltd (b)(c)(d)	1,607,152	295,330,252
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Allegro MicroSystems Inc (b)(c)	8,410,942	182,769,770
NETHERLANDS - 2.8%
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV depository receipt	834,403	572,909,444
TAIWAN - 5.3%
Information Technology - 5.3%
Semiconductors & Semiconductor Equipment - 5.3%
Silicon Motion Technology Corp ADR	1,220,400	64,766,628
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,408,837	998,795,840

TOTAL TAIWAN		1,063,562,468
UNITED STATES - 74.3%
Information Technology - 74.3%
Electronic Equipment, Instruments & Components - 0.3%
Aeva Technologies Inc (b)(c)	219,560	1,009,976
Coherent Corp (c)	550,562	55,144,290
		56,154,266
Semiconductors & Semiconductor Equipment - 70.9%
Advanced Micro Devices Inc (c)	2,731,772	374,730,824
Alpha & Omega Semiconductor Ltd (b)(c)	513,296	21,286,385
Astera Labs Inc (c)	3,815,043	393,903,190
Broadcom Inc	8,083,205	1,310,125,866
Enphase Energy Inc (c)	310,817	22,176,793
GlobalFoundries Inc (b)(c)	21,482,190	929,104,718
Impinj Inc (c)	1,410,366	271,086,449
Lam Research Corp	11,417,543	843,528,077
Lattice Semiconductor Corp (c)	532,418	30,214,722
MACOM Technology Solutions Holdings Inc (c)	2,378,064	315,854,460
Marvell Technology Inc	12,897,858	1,195,502,458
Micron Technology Inc	9,731,054	953,156,739
Monolithic Power Systems Inc	1,380,573	783,668,458
NVIDIA Corp	36,627,280	5,063,721,460
ON Semiconductor Corp (c)	18,168,593	1,292,150,334
QUALCOMM Inc	734,215	116,395,104
Synaptics Inc (b)(c)	1,259,328	101,048,479
Teradyne Inc	3,387,580	372,633,800
Wolfspeed Inc (b)(c)	418,400	4,008,271
		14,394,296,587
Technology Hardware, Storage & Peripherals - 3.1%
Western Digital Corp (c)	8,736,781	637,697,645
TOTAL UNITED STATES		15,088,148,498
TOTAL COMMON STOCKS (Cost $10,162,786,639)		18,474,992,930

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (e)(f)	85,500	1,082,430
Tenstorrent Holdings Inc Series C1 (e)(f)	17,041	1,264,101
Tenstorrent Holdings Inc Series D1 (e)(f)	32,400	2,554,741
Tenstorrent Holdings Inc Series D2 (e)(f)	8,522	647,075
		5,548,347
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Frore Systems Inc Series C (e)(f)	1,078,255	16,788,430
Menlo Microsystems Inc Series C (c)(e)(f)	739,500	473,280
		17,261,710
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (c)(e)(f)	444,283	7,970,437
Retym Inc Series C (c)(e)(f)	458,946	3,951,525
SiMa Technologies Inc Series B (c)(e)(f)	309,900	1,943,073
SiMa Technologies Inc Series B1 (c)(e)(f)	163,147	1,194,236
		15,059,271
Software - 0.0%
Lyte Ai Inc (e)(f)	246,000	3,102,060
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc (e)(f)	166,400	13,302,016
Lightmatter Inc Series C1 (c)(e)(f)	271,273	17,559,502
Lightmatter Inc Series C2 (e)(f)	42,610	2,809,277
		33,670,795
TOTAL INFORMATION TECHNOLOGY		69,093,836

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(e)(f)	189,999	5,243,972
TOTAL UNITED STATES		79,886,155
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,552,818)		79,886,155

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (e)(f) (Cost $450,844)	450,844	462,365

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.64	1,491,337,992	1,491,636,260
Fidelity Securities Lending Cash Central Fund (g)(h)	4.64	300,647,697	300,677,762
TOTAL MONEY MARKET FUNDS (Cost $1,792,314,022)			1,792,314,022

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,021,104,323)	20,347,655,472
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(29,090,047)
NET ASSETS - 100.0%	20,318,565,425

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Affiliated company
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,348,521 or 0.4% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,091,048

Alif Semiconductor Series C	3/08/22	9,018,296

Diamond Foundry Inc Series C	3/15/21	4,559,976

Frore Systems Inc Series C	5/10/24	17,327,989

Lightmatter Inc	10/11/24	13,350,355

Lightmatter Inc Series C1	5/19/23	4,464,286

Lightmatter Inc Series C2	12/18/23	1,107,937

Lyte Ai Inc	8/13/24	3,120,781

Menlo Microsystems Inc Series C	2/09/22	980,207

Retym Inc Series C	5/17/23 - 6/20/23	3,571,426

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 10/05/24	450,844

SiMa Technologies Inc Series B	5/10/21	1,588,981

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	1,156,859

Tenstorrent Holdings Inc Series C1	4/23/21	1,013,198

Tenstorrent Holdings Inc Series D1	7/16/24	2,553,977

Tenstorrent Holdings Inc Series D2	7/17/24	647,502

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	920,435,879	5,599,586,373	5,028,404,667	12,440,095	18,675	-	1,491,636,260	2.8%
Fidelity Securities Lending Cash Central Fund	342,913,600	3,058,486,338	3,100,722,176	3,109,994	-	-	300,677,762	1.2%
Total	1,263,349,479	8,658,072,711	8,129,126,843	15,550,089	18,675	-	1,792,314,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Impinj Inc	206,118,673	19,912,495	135,162,805	-	65,376,675	114,841,410	-
Nova Ltd	209,549,802	81,380,213	-	-	-	4,400,237	295,330,252
Total	415,668,475	101,292,708	135,162,805	-	65,376,675	119,241,647	295,330,252

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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